Loss per share (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings for the purposes of basic and diluted loss per share:
Loss for the period attributable to equity shareholders of the Company	$ (177,163,044)	$ (7,855,358)	$ (174,009,273)	$ (1,939,689)	$ (20,141,991)
Number of shares
Weighted-average number of ordinary shares for the purpose of basic and diluted earnings per share	49,616,648	30,396,578	14,596,997	13,176,752	12,891,569